Investment Portfolioas of February 28, 2023 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 95.3%
Health Care 95.3%
Biotechnology 14.0%
Alnylam Pharmaceuticals, Inc.*	6,501	1,244,616
Amgen, Inc.	24,693	5,720,380
Argenx SE (ADR)*	3,423	1,252,886
Arvinas, Inc.*	17,133	525,126
Ascendis Pharma A/S (ADR)*	3,309	367,597
Beam Therapeutics, Inc.*	3,700	148,888
Bicycle Therapeutics PLC (ADR)* (a)	8,370	190,250
Biogen, Inc.*	10,150	2,739,079
BioMarin Pharmaceutical, Inc.*	16,142	1,607,582
Blueprint Medicines Corp.*	16,862	714,443
Celldex Therapeutics, Inc.*	14,060	601,627
Exact Sciences Corp.*	6,722	418,982
Gilead Sciences, Inc.	61,050	4,916,357
Halozyme Therapeutics, Inc.*	14,943	717,115
Incyte Corp.*	13,679	1,053,009
Insmed, Inc.*	36,810	750,188
Moderna, Inc.*	10,706	1,486,100
Neurocrine Biosciences, Inc.*	12,537	1,292,565
Regeneron Pharmaceuticals, Inc.*	5,346	4,065,205
Sarepta Therapeutics, Inc.*	6,859	837,690
Seagen, Inc.*	10,397	1,868,237
Ultragenyx Pharmaceutical, Inc.*	21,271	946,347
Vertex Pharmaceuticals, Inc.*	17,681	5,132,618
Zentalis Pharmaceuticals, Inc.*	9,277	175,614
		38,772,501
Health Care Services 23.8%
agilon health, Inc.*	29,730	630,573
Amedisys, Inc.*	8,504	781,943
AmerisourceBergen Corp.	9,814	1,526,666
Cardinal Health, Inc.	11,000	832,810
Centene Corp.*	30,974	2,118,622
Certara, Inc.*	48,641	881,375
Cigna Group	17,933	5,238,229
Elevance Health, Inc.	7,300	3,428,591
Humana, Inc.	5,716	2,829,534
IQVIA Holdings, Inc.*	12,400	2,585,028
Laboratory Corp. of America Holdings	3,790	907,174
McKesson Corp.	11,600	4,057,796
Privia Health Group, Inc.*	44,932	1,254,951
RadNet, Inc.*	39,287	926,584
Surgery Partners, Inc.*	25,940	867,693
Thermo Fisher Scientific, Inc.	20,198	10,942,468
UnitedHealth Group, Inc.	53,623	25,521,331
Veeva Systems, Inc. "A"*	4,993	827,140
		66,158,508

Medical Supply & Specialty 28.4%
Abbott Laboratories	76,501	7,781,682
Agilent Technologies, Inc.	24,806	3,521,708
Alcon, Inc.	40,397	2,756,691
Align Technology, Inc.*	2,735	846,483
Avantor, Inc.*	26,151	637,300
Axonics, Inc.*	22,930	1,377,864
Azenta, Inc.*	16,300	715,407
Becton, Dickinson & Co.	11,700	2,744,235
Bio-Techne Corp.	11,800	857,152
Boston Scientific Corp.*	167,456	7,823,544
Catalent, Inc.*	10,000	682,200
Danaher Corp.	32,338	8,004,625
DexCom, Inc.*	25,108	2,787,239
Edwards Lifesciences Corp.*	23,496	1,890,018
GE HealthCare Technologies, Inc.*	16,000	1,216,000
Globus Medical, Inc. "A"*	8,900	519,226
Grifols SA (ADR)*	42,000	363,720
Hologic, Inc.*	30,377	2,419,224
IDEXX Laboratories, Inc.*	4,029	1,906,684
Illumina, Inc.*	5,091	1,014,127
Inari Medical, Inc.*	11,012	619,535
Inspire Medical Systems, Inc.*	3,424	890,000
Insulet Corp.*	7,632	2,109,180
Intuitive Surgical, Inc.*	19,359	4,440,761
Masimo Corp.*	7,827	1,309,535
Medtronic PLC	48,588	4,023,086
Nevro Corp.*	16,676	524,293
Omnicell, Inc.*	6,942	377,922
Outset Medical, Inc.*	35,623	812,561
Penumbra, Inc.*	7,177	1,865,948
ResMed, Inc.	12,447	2,651,211
Shockwave Medical, Inc.*	2,700	513,648
Stryker Corp.	21,804	5,731,836
Tandem Diabetes Care, Inc.*	8,979	321,987
Waters Corp.*	4,632	1,440,043
West Pharmaceutical Services, Inc.	4,585	1,453,583
		78,950,258
Pharmaceuticals 29.1%
AbbVie, Inc.	49,780	7,661,142
AstraZeneca PLC (ADR)	101,046	6,586,178
Bristol-Myers Squibb Co.	49,660	3,424,554
Eli Lilly & Co.	46,607	14,505,031
Intra-Cellular Therapies, Inc.*	16,682	817,918
Johnson & Johnson	98,064	15,029,289
Merck & Co., Inc.	107,519	11,422,819
Novo Nordisk AS (ADR)	40,655	5,731,948
Pfizer, Inc.	155,670	6,315,532
Roche Holding AG (Genusschein)	8,921	2,565,243
Sanofi (ADR)	41,450	1,941,932
Zoetis, Inc.	29,556	4,935,852
		80,937,438
Total Common Stocks (Cost $138,361,210)		264,818,705

Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (b) (c) (Cost $199,200)	199,200	199,200

Cash Equivalents 4.6%
DWS Central Cash Management Government Fund, 4.51% (b) (Cost $12,914,779)	12,914,779	12,914,779

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $151,475,189)	100.0	277,932,684
Other Assets and Liabilities, Net	(0.0)	(13,882)
Net Assets	100.0	277,918,802
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 are as follows:
Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (b) (c)
—	199,200 (d)	—	—	—	1,696	—	199,200	199,200
Cash Equivalents 4.6%
DWS Central Cash Management Government Fund, 4.51% (b)
11,742,673	40,508,562	39,336,456	—	—	287,820	—	12,914,779	12,914,779
11,742,673	40,707,762	39,336,456	—	—	289,516	—	13,113,979	13,113,979

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $188,659, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$38,772,501	$—	$—	$38,772,501
Health Care Services	66,158,508	—	—	66,158,508
Medical Supply & Specialty	78,950,258	—	—	78,950,258
Pharmaceuticals	78,372,195	2,565,243	—	80,937,438
Short-Term Investments (a)	13,113,979	—	—	13,113,979
Total	$275,367,441	$2,565,243	$—	$277,932,684

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHWF-PH3
R-080548-2 (1/25)